Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000242902 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242902 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242902 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242902 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242902 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242902 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242902 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242902 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242902 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242902 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242902 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000242902 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242902 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242902 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242902 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242902 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000242902 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242902 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242902 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242902 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000242904 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242904 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242904 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242904 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242904 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242904 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242904 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242904 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242904 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242904 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242904 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000242904 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242904 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242904 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242904 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242904 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000242904 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242904 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242904 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242904 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000242903 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000242903 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000242903 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000242903 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242903 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242903 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000242903 | Top10HoldingMicron TechnologyBNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000242903 | Top10HoldingMeta PlatformsBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000242903 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242903 | Top10HoldingTeslaBNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000242903 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000242903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000242903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000242903 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000242903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000242903 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000242903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000242903 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242903 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	10.00%